Income Taxes - Components of Changes in Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Unrecognized tax benefits - January 1	$ 4,440	$ 4,433	$ 2,879
Gross increases - tax positions in current period		7	1,557
Gross increases - tax positions in prior period
Gross decreases - tax positions in prior period	(1,438)		(3)
Unrecognized tax benefits - December 31	3,002	4,440	4,433
Amount of unrecognized tax benefit that, if recognized would affect the company's effective tax rate	$ 3,002	$ 4,440	$ 4,433